Financial Instruments (Details 1) (Significant Observable Inputs (Level 2), USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	$ 8,109	$ 8,781
Liabilities	(5,812)	(13,918)
Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	13,459	23,528
Liabilities	(7,444)	(19,360)
Foreign Exchange Contract Current [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	8,109	7,839
Liabilities	(1,566)	(7,510)
Foreign Exchange Contract Current [Member] | Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	12,361	23,396
Liabilities	(6,217)	(19,068)
Foreign Exchange Contract Non Current [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	0	942
Liabilities		(187)
Foreign Exchange Contract Non Current [Member] | Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	1,098	132
Liabilities	(1,227)	(292)
Interest Rate Contract Non Current Dollar [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Liabilities	$ (4,246)	$ (6,221)